Fees Summary	Mar. 31, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,592,000
Previously Paid Amount	0.00
Total Fee Amount	910.36
Total Offset Amount	0.00
Net Fee	910.36
Narrative - Max Aggregate Offering Price	$ 6,592,000
Final Prospectus	true